PREPAID EXPENSES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Based Compensation Expense	$ 110,000	$ 33,000
Rent	158,096	$ 63,978
Lease Agreement [Member]
Prepaid Expenses With Common Shares	$ 49,600
Common Stock Issued	29,167
Additional Common Stock Issued	5,333
Common Stock Value	$ 142,714
Rent	$ 6,000